Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
8.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accrued payroll and welfare	147,072,840	157,285,350
Accrued marketing cost	26,351,904	17,874,361
Income tax and other tax payable	12,466,396	12,968,720
Professional service fees (1)	9,152,452	8,140,491
Deposits	9,309,174	6,238,574
Others	38,164,335	16,413,316
Total	242,517,101	218,920,812
(1)	During the year ended December 31, 2025, the Group separately disclosed professional service fees, which were previously included in “Others” in prior periods.